Basis of Preparation	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Basis of Preparation
3. Basis of Preparation
3.1. Declaration of conformity
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB), currently referred to by the IFRS Foundation as “IFRS® Accounting Standards”, including the interpretations issued by the IFRS Interpretations Committee (IFRIC® Interpretations) or its predecessor body, the Standing Interpretations Committee (SIC® Interpretations), and show all relevant information specific to the financial statements, and only this information, which is consistent with that used by the administration in its management.
The issuance of these consolidated financial statements was authorized by the Board of Directors on April 16, 2025.
3.2. Basis of measurement
The consolidated financial statements were prepared based on the historical cost, except for certain financial instruments measured at fair value, as described in the respective accounting policies and notes.
3.3. Functional and presentation currency
The consolidated financial statements are presented in Brazilian Reais, which is the functional and presentation currency of the Company. Balances herein have been rounded to the nearest thousand, unless otherwise indicated.
3.4. Use of estimates and judgments
In the preparation of these consolidated financial statements, Management used judgments, estimates and assumptions that affect the application of accounting policies of the Company and its subsidiaries. Actual results may differ from those estimates, which are reviewed on a continuous basis. The revisions to the estimates are recognized prospectively.
The areas that require a higher level of judgment and are more complex, as well as those in which proposals and estimates are significant for consolidated financial projections, are as follows:
•Notes 4.17 and 37 - Assets held for sale and discontinued operations: assessment of sale as highly probable.
•Notes 4.3 and 8 - Sectorial financial assets and liabilities: forecast of values that will be included in the tariff review process;
•Notes 4.4 and 9 - Accounts receivable related to the concession: forecast of cash flows and the indemnifiable balance of the concession contracts;
•Notes 4.5 and 10 - Contract assets: definition of the contract remuneration rate, allocation of price to performance obligations and forecast of cash flows;
•Notes 4.7 and 15 - Property, plant and equipment: estimated useful life of assets;
•Notes 4.8 and 16 - Intangible assets: estimated useful life of assets;
•Notes 4.9.1 and 7.3 - Expected Credit Losses: estimate of amounts that will not be received;
•Notes 4.9.2 and 15.4 - Impairment of non-financial assets: definition of assumptions, determination of the discount rate and forecast of cash flows;
•Notes 4.10 and 26 - Provisions for legal claims and contingent liabilities: estimated losses on legal claims;
•Notes 4.10 and 12.3.1 - Provision for allocation of PIS and Cofins credits: assessment of amounts that may be required to be refunded to consumers;
•Notes 4.11 - Revenue recognition: estimate of unbilled amounts and construction margin;
•Notes 4.12 and 32.2.10 - Derivative financial instruments: mark to market of energy purchase and sale contracts;
•Notes 4.13 and 12.1 - Deferred income tax and social contribution: forecast of future taxable income for recoverability of taxes;
•Notes 4.14 and 21 - Post-employment benefits: actuarial assumptions for evaluating pension and assistance plans;
•Notes 4.16 and 24 - Right to Use Assets and Lease Liabilities: definition of the discount rate for contracts.
3.5. Management’s judgment on going concern
Management has concluded that there are no material uncertainties that cast doubt on the Company's ability to continue as a going concern. It is reasonable to expect that the Company has adequate resources to continue as a going concern for the foreseeable future, and no events or conditions have been identified that would individually or collectively cast significant doubt on the Company's ability to continue as a going concern.
The main bases of judgment used for such conclusion are: (i) main activities resulting from long-term public concessions; (ii) equity value; (iii) operating cash generation, including financial capacity to settle commitments entered into with financial institutions; (iv) historical profitability; and (v) fulfillment of the objectives and targets outlined in the Company's Strategic Planning, which is approved by Management, monitored and reviewed periodically, seeking the continuity of its activities.